VGOF-P2 01/25

LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED JANUARY 10, 2025

TO THE PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

Effective January 10, 2025, the following changes are made to each fund’s Prospectus and SAI:

a.	The following replaces the reference to Kevin J. Ritter in the section titled “Management – Investment professionals” in each fund’s Prospectus.

Investment professional	Title	Investment professional of the fund since
Christopher F. Kilpatrick	Portfolio Manager	January 2025

b.	The following replaces the reference to Kevin J. Ritter in the section titled “More on fund management – Investment professionals” in each fund’s Prospectus:

Investment professional	Title and recent biography	Investment professional of the fund since
Christopher F. Kilpatrick	Portfolio Manager and has been employed by Western Asset as an investment professional for at least the past five years.	January 2025

c.	The following replaces the reference to Kevin J. Ritter in the section titled “Investment Professionals – Other Accounts Managed by the Investment Professionals,” in each fund’s SAI:

Investment Professionals	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Christopher F. Kilpatrick*	Registered Investment Companies	9	3.14	None	None
	Other Pooled Investment Vehicles	6	0.463	3	0.322
	Other Accounts	None	None	None	None

*	The information is as of January 9, 2025, and does not reflect additional accounts for which Mr. Kilpatrick joined the portfolio management team on January 10, 2025.

d.	The following replaces the reference to Kevin J. Ritter in the section titled “Investment Professionals – Investment Professional Securities Ownership” in each fund’s SAI:

Investment Professional	Dollar Range of Ownership of Securities ($)
Christopher F. Kilpatrick*	None

*	The information is as of January 9, 2025.

SCHEDULE A

Fund	Date of Prospectus and SAI
LEGG MASON PARTNERS INSTITUTIONAL TRUST
Western Asset SMASh Series Core Completion Fund	July 1, 2024
Western Asset SMASh Series Core Plus Completion Fund	May 1, 2024

Please retain this supplement for future reference.

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